Nature of Operations and Going Concern (Details Narrative) - CAD ($)	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Nature Of Operations And Going Concern
Cash	$ 249,183	$ 282,996	$ 3,308,469	$ 930,890
Working capital deficiency	(641,137)
Accumulated deficit	$ (70,948,566)	$ (69,689,556)